Earnings Per Share	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Earnings (Loss) Per Share Disclosure [Abstract]
Earnings Per Share
Earnings Per Share
Basic and diluted earnings (loss) per common share are computed by dividing net income (loss) by the weighted average number of common shares outstanding. Shares issued during the year are weighted for the portion of the year that they were outstanding. The number of shares and per share amounts for the prior periods presented below have been retrospectively restated to reflect the Recapitalization.
The reconciliation of the Company's basic and diluted earnings (loss) per share is shown in the following tables:

	Three months ended March 31,
	2016		2015
(In millions, except per share data) (a)	Common Class A	Common Class C	Common Class A	Common Class C
Basic and diluted earnings (loss) per share attributable to NRG Yield, Inc. common stockholders
Net income (loss) attributable to NRG Yield, Inc.	$2	$3	$(3)	$(3)
Weighted average number of common shares outstanding	35	63	35	35
Earnings (loss) per weighted average common share — basic and diluted	$0.05	$0.05	$(0.07)	$(0.07)

(a) Net income (loss) attributable to NRG Yield, Inc. and basic and diluted earnings (loss) per share might not recalculate due to presenting values in millions rather than whole dollars.
With respect to the Class A common stock, there were a total of 15 million anti-dilutive outstanding equity instruments for the three months ended March 31, 2016, and 2015, related to the 2019 Convertible Notes. With respect to the Class C common stock, there were a total of 10 million anti-dilutive outstanding equity instruments for the three months ended March 31, 2016, related to the 2020 Convertible Notes.

Earnings Per Share
Basic and diluted earnings (loss) per common share are computed by dividing net income (loss) by the weighted average number of common shares outstanding. Shares issued during the year are weighted for the portion of the year that they were outstanding. The number of shares and per share amounts for the prior periods presented below have been retrospectively restated to reflect the Recapitalization.
The reconciliation of the Company's basic and diluted earnings per share is shown in the following tables:

	Three months ended June 30,
	2016		2015
(In millions, except per share data) (a)	Common Class A	Common Class C	Common Class A	Common Class C
Basic earnings per share attributable to NRG Yield, Inc. common stockholders
Net income attributable to NRG Yield, Inc.	$11	$21	$5	$5
Weighted average number of common shares outstanding - basic	35	63	35	35
Earnings per weighted average common share — basic	$0.33	$0.33	$0.15	$0.15
Diluted earnings per share attributable to NRG Yield, Inc. common stockholders
Net income attributable to NRG Yield, Inc.	$14	$23	$5	$5
Weighted average number of common shares outstanding - diluted	49	73	35	35
Earnings per weighted average common share — diluted	$0.29	$0.31	$0.15	$0.15

	Six months ended June 30,
	2016		2015
(In millions, except per share data) (a)	Common Class A	Common Class C	Common Class A	Common Class C
Basic and diluted earnings per share attributable to NRG Yield, Inc. common stockholders
Net income attributable to NRG Yield, Inc.	$13	$24	$3	$3
Weighted average number of common shares outstanding	35	63	35	35
Earnings per weighted average common share — basic and diluted	$0.38	$0.38	$0.07	$0.07

(a) Net income attributable to NRG Yield, Inc. and basic and diluted earnings per share might not recalculate due to presenting values in millions rather than whole dollars.
With respect to the Class A common stock, there were a total of 15 million anti-dilutive outstanding equity instruments for the six months ended June 30, 2016, and the three and six months ended June 30, 2015, related to the 2019 Convertible Notes. With respect to the Class C common stock, there were a total of 10 million anti-dilutive outstanding equity instruments for the six months ended June 30, 2016 related to the 2020 Convertible Notes.

Earnings Per Share
Basic and diluted earnings per common share are computed by dividing net income by the weighted average number of common shares outstanding. Shares issued during the year are weighted for the portion of the year that they were outstanding. The number of shares and per share amounts for the prior periods presented below have been retrospectively restated to reflect the Recapitalization as further described in Note 11, Stockholders' Equity.
The reconciliation of the Company's basic and diluted earnings per share is shown in the following table:

	Year Ended December 31, 2015		Year Ended December 31, 2014		Period from July 23, 2013 to December 31, 2013

(In millions, except per share data)	Common Class A	Common Class C	Common Class A	Common Class C	Common Class A	Common Class C
Basic and diluted earnings per share attributable to NRG Yield, Inc. common stockholders
Net income attributable to NRG Yield, Inc.(a)	$14	$19	$8	$8	$7	$7
Weighted average number of common shares outstanding	35	49	28	28	23	23
Earnings per weighted average common share — basic and diluted (a)	$0.40	$0.40	$0.30	$0.30	$0.29	$0.29

(a) Net income attributable to NRG Yield, Inc. and basic and diluted earnings per share might not recalculate due to presenting values in millions rather than whole dollars.
With respect to the Class A common stock, there were a total of 15 million and 12 million anti-dilutive outstanding equity instruments for the years ended December 31, 2015, and 2014, respectively, related to the 2019 Convertible Notes. With respect to the Class C common stock, there were a total of 5 million anti-dilutive outstanding equity instruments for the year ended December 31, 2015, related to the 2020 Convertible Notes.